Segment Information - Schedule of Identifiable Long-Lived Tangible Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Identifiable long-lived tangible assets	$ 6,991,211	$ 7,035,633	$ 7,229,487
Real property operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Identifiable long-lived tangible assets	6,990,058	7,034,335	7,211,641
Corporate/Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Identifiable long-lived tangible assets	$ 1,153	$ 1,298	$ 17,846